PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule Of Property And Equipment
	December 31,
	2 0 1 3	2 0 1 2
Cost:
Computers and software	$7,290	$7,014
Office furniture and equipment	2,119	2,302
Vehicles	123	145
Leasehold improvements	613	601
	10,145	10,062
Accumulated depreciation:
Computers and software	6,432	6,268
Office furniture and equipment	2,037	2,197
Vehicles	108	143
Leasehold improvements	591	579
	9,168	9,187
Property and equipment, net	$977	$875